Leasing Activity, Maturities of Lease Receivables (Details) $ in Millions	Dec. 31, 2021 USD ($)
Sales-type and Direct Financing Leases, Lease Receivable, Fiscal Year Maturity [Abstract]
2022, direct financing and sales-type leases, lessor	$ 4,465
2023, direct financing and sales-type leases, lessor	3,194
2024, direct financing and sales-type leases, lessor	2,077
2025, direct financing and sales-type leases, lessor	1,222
2026, direct financing and sales-type leases, lessor	588
Thereafter, direct financing and sales-type leases, lessor	1,210
Total lease receivable, direct financing and sales-type leases, lessor	12,756
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
2022, operating leases. lessor	546
2023, operating leases, lessor	394
2024, operating leases, lessor	277
2025, operating leases, lessor	187
2026, operating leases, lessor	100
Thereafter, operating leases, lessor	171
Total lease receivables, operating leases, lessor	$ 1,675